12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2014	2013
Insurance Commissions ...................	$ (5,754,290)	$ (5,654,165)
Unearned Premium Reserves ............	2,194,586	2,190,561
Unrealized (Gain) Loss on
Marketable Debt Securities ...........	(1,152,280)	1,008,621
Other ..............................................	(122,100)	(176,989)
	$ (4,834,084)	$ (2,631,972)